Contingencies - Colombia-Related Matters - Insurance Recovery (Details) (USD $)	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 insurer	Sep. 30, 2014	Dec. 31, 2008 insurer	Sep. 30, 2014 insurer	Jun. 30, 2013 insurer	Dec. 31, 2009 insurer
Gain Contingencies [Line Items]
Interest income	$ 2,715,000	$ 2,856,000	$ 3,131,000
Colombia | Positive litigation outcome
Gain Contingencies [Line Items]
Initial number of primary general liability insurers involved in coverage suit				1		3
Number of primary insurers with which the company reached settlement agreements									3
Percent of defense costs in the ATA and ATS lawsuits to be paid by primary insurers									40.00%
Expense reimbursement received to date which is deferred in Other liabilities	12,000,000
Interest income					$ 1,000,000
Colombia | Defendants Seeking Declaratory Judgments [Domain]
Gain Contingencies [Line Items]
Initial number of primary general liability insurers involved in coverage suit							1
Colombia | Defendants placed in liquidation
Gain Contingencies [Line Items]
Initial number of primary general liability insurers involved in coverage suit								2
Percent of defense costs in the ATA and ATS lawsuits to be paid by primary insurers									1.00%